Shareholders' Equity (Details) - Schedule of Loss Per Share the Weighted Average Number (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Loss Per Share the Weighted Average Number [Abstract]
Diluted loss per share	$ (0.38)	$ (0.53)